Provisions (Details) - Schedule of Workers’ Profit Sharing - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Workers’ Profit Sharing [Abstract]
Cost of sales	S/ 15,244	S/ 15,165	S/ 13,887
Administrative expenses	15,210	12,520	8,935
Selling and distribution expenses	3,804	3,287	2,227
Investment	1,000	1,189	116
Working profit	S/ 35,258	S/ 32,161	S/ 25,165